Property, plant & equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 4,369
Depreciation charge	(392)	$ (385)	$ (330)
Impairment charges	(1)	0	(2)
Property, plant and equipment, ending balance	4,389	4,369
Commitments for purchases of property, plant and equipment	221	283
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,344	6,775
Additions	518	703
Impact of business combinations	1
Disposals and derecognitions	(131)	(212)
Reclassifications for assets placed in service	0	0
Currency translation effects	(144)	78
Property, plant and equipment, ending balance	7,588	7,344	6,775
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,975)	(2,750)
Depreciation charge	(392)	(385)
Impairment charges	(1)
Disposals and derecognitions	115	186
Currency translation effects	54	(26)
Property, plant and equipment, ending balance	(3,199)	(2,975)	(2,750)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	38
Property, plant and equipment, ending balance	39	38
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	38	35
Additions	2	2
Impact of business combinations	0
Disposals and derecognitions	0	0
Reclassifications for assets placed in service	0	0
Currency translation effects	(1)	1
Property, plant and equipment, ending balance	39	38	35
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment charges	0
Disposals and derecognitions	0	0
Currency translation effects	0	0
Property, plant and equipment, ending balance	0	0	0
Buildings & improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,342
Property, plant and equipment, ending balance	1,310	1,342
Buildings & improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,294	2,091
Additions	20	98
Impact of business combinations	0
Disposals and derecognitions	(20)	(28)
Reclassifications for assets placed in service	87	109
Currency translation effects	(42)	24
Property, plant and equipment, ending balance	2,339	2,294	2,091
Buildings & improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(952)	(870)
Depreciation charge	(111)	(100)
Impairment charges	0
Disposals and derecognitions	16	28
Currency translation effects	18	(10)
Property, plant and equipment, ending balance	(1,029)	(952)	(870)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,021
Property, plant and equipment, ending balance	939	1,021
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,023	955
Additions	368	474
Impact of business combinations	0
Disposals and derecognitions	(4)	(7)
Reclassifications for assets placed in service	(421)	(412)
Currency translation effects	(26)	13
Property, plant and equipment, ending balance	940	1,023	955
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2)	(2)
Depreciation charge	0	0
Impairment charges	0
Disposals and derecognitions	0	0
Currency translation effects	1	0
Property, plant and equipment, ending balance	(1)	(2)	(2)
Machinery & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,968
Property, plant and equipment, ending balance	2,101	1,968
Machinery & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,989	3,694
Additions	128	129
Impact of business combinations	1
Disposals and derecognitions	(107)	(177)
Reclassifications for assets placed in service	334	303
Currency translation effects	(75)	40
Property, plant and equipment, ending balance	4,270	3,989	3,694
Machinery & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,021)	(1,878)
Depreciation charge	(281)	(285)
Impairment charges	(1)
Disposals and derecognitions	99	158
Currency translation effects	35	(16)
Property, plant and equipment, ending balance	$ (2,169)	$ (2,021)	$ (1,878)